Other receivables	12 Months Ended
Dec. 31, 2023
Other receivables
Other receivables

17       Other receivables

	At December 31,
	2023	2022
Non-Current
Tax credits	9,623	10,992
Trust funds (1)	22,627	54,782
Prepaid expenses	192	792
Other	10,198	12,199
	42,640	78,765
Current
Tax credits	13,646	10,925
Guarantee deposit (4)	35,809	9,605
Receivables from related parties (Note 27)	9,315	10,140
Prepaid expenses	4,662	4,849
Compensation receivable (5)	66,612	—
Government grants to receive (2)	459	7,193
Other (3)	15,046	15,088
	145,549	57,800

(1) Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.

(2) As of December 31, 2023 and 2022 included grants to be received by TA and ICASGA (Note 8).

(3) Mainly includes receivable for the additional Municipal tax on passenger boarding fees of TA for a total amount of USD 7,595 as of December 31,2023 (USD 5,188 as of December 31,2022).

(4) Mainly includes the indemnification that ICAGSA received in cash from the Brazilian Government amounting the equivalent to USD 41.3 million (see Note 1.2.1). ICASGA was required to maintain the amount collected in a guarantee deposit account of BNDES. The cash cannot be withdrawn or used by ICASGA until the borrowings with BNDES are paid-off from that bank account, which occurred in January 2024 (see note 34). As a result, ICASGA borrowings with BNDES (USD 15.6 million as of December 31, 2023) have been presented net of the cash in guarantee deposits, as the requirements under IFRS were met.

(5) As of December 31, 2023 included the compensation receivable related to the Natal airport as detailed in Note 1.2.1.

The fair value of financial assets within current other receivables approximates to its carrying amount. The fair value of financial assets within non-current receivables amounts to approximately USD 24.4 million at December 31, 2023 (USD 58.8 million as of December 31, 2022). The fair value of these financial assets was calculated using a discounted cash flow (Level 3).